10. Deferred income tax and social contribution	12 Months Ended
Dec. 31, 2020
Deferred Income Tax And Social Contribution [Abstract]
Deferred income tax and social contribution
10.	Deferred income tax and social contribution

Deferred income tax and social contribution are recognized regarding the (1) accumulated tax losses and negative bases of social contribution and (2) temporary differences arising from differences between the tax basis of assets and liabilities and their book values in the financial statements. Deferred income tax is determined using the tax rates (and tax laws) enacted, or substantially enacted, up to the balance sheet date. Subsequent changes in tax rates or tax legislation may modify the deferred tax credit and debit balances.

Deferred tax assets on income tax and social contribution are recognized only in the event of a profitable track record and/or when the annual forecasts prepared by the Company, examined by the Tax Council and Statutory Audit Committee and approved by other Management bodies, indicate the likelihood of the future realization of those tax credits.

The balances of deferred income tax assets and liabilities are presented at net value in balance sheet when there is the legal right and the intention of offsetting them upon calculation of current taxes, in general related to the same legal entity and the same tax authority. Accordingly, deferred tax assets and liabilities in different entities are in general presented separately, and not at net balance.

On December 31, 2020 and 2019, the rates in force were 25% for income tax and 9% for social contribution. In addition, there is no statute of limitation in regard to the income tax and social contribution carried forward losses, which it can be offset by up to 30% of the taxable profit reached at each fiscal year, according to the current tax legislation.

The amounts recorded are as follows:

	2020	2019

Tax loss carryforwards and negative basis of social contribution	475,128	800,711
Temporary differences:
Provision for legal and administrative proceedings	303,948	295,853
Losses on doubtful accounts	224,459	271,611
Adjustment to present value - 3G license	5,240	7,182
Rental of infrastructure - LT Amazonas	29,971	27,434
Deferred income tax on accounting adjustments	-	56,208
Provision for profit sharing of employees	36,915	23,704
Taxes with enforceability suspended (1)	258,246	12,872
Amortized Goodwill-TIM Fiber	(370,494)	(370,494)
Derivative financial instruments (4)	(154,718)	(13,139)
Capitalized interest - 4G	(262,608)	(291,783)
Deemed cost – TIM S.A.	(53,792)	(67,748)
Exclusion of ICMS from PIS and COFINS calculation basis (2)	-	(1,023,928)
IFRS16	303,833	209,234
Accelerated depreciation (3)	(266,464)	-
Other	20,982	87,214
	550,646	24,931

Deferred income tax and social contribution on temporary differences, not yet recognized	-	(72,665)
	550,646	(47,734)

Deferred Tax Assets	550,646	-
Deferred Tax liability	-	(47,734)

 (1) Mainly represented by the Fistel fee for the financial year 2020, the commencement of its payment of which was postponed, on the basis of Provisional Act 952 of April 15, 2020.

(2) In March 2017, the Federal Supreme Court (“STF”) recognized the unconstitutionality of including ICMS amounts in the calculation basis of PIS and COFINS contributions. In June 2019, due to the final and unappealable decision, the amounts were recorded (see note 9). For purposes of taxation of IRPJ and CSLL, the management of the Company also supported by external legal opinions, understood to defer it until the time of the effective financial availability of the credit. In this way, deferred tax liabilities relating to the full amount, in the amount of R$ 1,039.7 million, were constituted. In August 2020, due to the procedural movement, the value was fully realized from the recalculation of the IRPJ and the CSLL, referring to the year ending in December 2019, with the objective of adding the resulting credit from this ICMS exclusion process from the calculation bases of the PIS and the COFINS to the calculation bases of said taxes.

(3) As from the 1Q20, TIM S.A. excludes the portion of acceleration of depreciation of movable assets belonging to property, plant and equipment assets from the calculation basis of the IRPJ and CSLL, due to their uninterrupted use in three operating shifts, supported by technical expert report, as provided for in Article 323 of the RIR/2018, or by the adequacy to the tax depreciation provided for in IN 1700/2017. Such tax adjustment generated a deferred liability of R$ 266.5 million until December 31, 2020 and applied as of January 1, 2020.

(4) In 2020, R$ 53 million of deferred tax liabilities were recorded on the gain arising from the mark-to-market of the share subscription option related to Banco C6 partnership (note 41).

Expected recovery of tax credits

The estimates of recoverability of tax credits were calculated taking into consideration financial and business assumptions available at the end of 2020.

Based on these projections, the Company has the following expectation of recovery of credits:

Deferred income tax and social contribution	Tax losses and negative basis	Temporary differences
2021	157,080	464,891
2022	244,156	(43,881)
2023	73,892	(77,717)
2024 onwards	-	(267,775)
Total	475,128	75,518	550,646

The company based on a history of profitability and based on projections of future taxable results, constitutes deferred income tax credits and social contribution on all of its tax losses, negative social contribution basis and temporary differences.

The Company used credits from the negative basis of social contribution in the amount of R$ 325,583 during the year ended December 31, 2020 (R$ 95,389 on December 31, 2019, including tax losses).